ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about assets and liabilities classified as held for sale [Abstract]
ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE	ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE
In November 2025, Brookfield Infrastructure agreed to the sale of its 31% interest in Mantiqueira Transmissora de Energia S.A. (“Mantiqueira”), a Brazilian electricity transmission operation, for proceeds of approximately $150 million (Mantiqueira consortium - 100% or approximately $490 million). As a result, the assets and liabilities of the subsidiary were classified as held for sale as at December 31, 2025.
Additionally, our U.K. rail operation agreed to the sale of its interest in a subsidiary. As a result, the assets and liabilities of the subsidiary were classified as held for sale as at December 31, 2025.
In December 2024, Brookfield Infrastructure agreed to the sale of a 33% minority equity interest in a subsidiary of our global intermodal logistics operation, which owns and leases stabilized intermodal container assets to customers, for net proceeds of approximately $430 million ($116 million to the partnership). Our global intermodal logistics operation retained a 67% interest as an investment in associate and continued to manage the subsidiary under a management agreement. As a result, the assets and liabilities of the subsidiary were classified as held for sale as at December 31, 2024. The transaction closed on March 26, 2025.
The major classes of assets and liabilities classified as held for sale are as follows as at December 31, 2025 and 2024:

US$ MILLIONS	2025	2024
Assets
Cash and cash equivalents	$12	$—
Accounts receivable and other current assets	118	42
Current assets	130	42
Property, plant and equipment	468	1,775
Intangible assets	1,608	105
Other non-current assets	140	36
Total assets classified as held for sale	$2,346	$1,958

Liabilities
Accounts payable and other liabilities	$289	$12
Deferred income tax liability	419	—
Non-recourse borrowings	581	1,197
Total liabilities associated with assets held for sale	1,289	1,209
Net assets classified as held for sale	$1,057	$749